Note 17 - Salary Deferral Plans (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Compensation Liability, Current and Noncurrent, Total	$ 1,786,000	$ 1,825,000
Cash Surrender Value of Life Insurance	4,657,000	4,540,000
Life Settlement Contracts, Investment Method, Face Value, Total	13,526,000	13,523,000
Supplemental Employee Retirement Plan Agreement [Member]
Deferred Compensation Liability, Current and Noncurrent, Total	2,778,000	2,491,000
Cash Surrender Value of Life Insurance	27,105,000	26,412,000
Life Settlement Contracts, Investment Method, Face Value, Total	61,067,000	61,202,000
Flexible Indexed Annuity Contracts Value	$ 14,471,000	$ 14,558,000